00117442

Homestead Funds, Inc.

Supplement Dated May 9, 2014
to the Prospectus Dated May 1, 2014

This supplement revises certain information regarding the Value Fund and Small-Company Stock Fund (the “Funds”), each a series of Homestead Funds, Inc., contained in the above-referenced Prospectus.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective May 5, 2014, Prabha Carpenter expanded her responsibilities within the portfolio management team by becoming a co-manager to the Funds.  Prior to that date, Prabha served as a Senior Equity Analyst with RE Advisers since March 2002.

Effective no earlier than December 31, 2014, Peter Morris and Stuart Teach will retire as co-managers of the Funds. Mark Ashton and Prabha Carpenter continue as the co-managers of each Fund.

As such, the following changes are made to the Prospectus:

1.	The section titled “FUND MANAGEMENT – Portfolio Managers” on page 13 of the Prospectus is deleted in its entirety and is replaced with the following:

Portfolio Managers
Peter Morris, Stuart Teach, CFA, Mark Ashton, CFA, and Prabha Carpenter, CFA, are the co-managers of the Value Fund.  Mr. Morris is the President and Chief Executive Officer and a Director of Homestead Funds, and a Director and the President of RE Advisers Corporation.  He has co-managed the Fund since its inception.  Mr. Teach is a Director and Vice President of RE Advisers Corporation and has co-managed the Fund since its inception.  Mr. Ashton is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since January 1999.  Ms. Carpenter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since May 2014.

2.	The section titled “FUND MANAGEMENT – Portfolio Managers” on page 19 of the Prospectus is deleted in its entirety and is replaced with the following:

Portfolio Managers
Peter Morris, Stuart Teach, CFA, Mark Ashton, CFA, and Prabha Carpenter, CFA, are the co-managers of the Small-Company Stock Fund.  Mr. Morris is the President and Chief Executive Officer and a Director of Homestead Funds, and a Director and the President of RE Advisers Corporation.  He has co-managed the Fund since its inception.  Mr. Teach is a Director and Vice President of RE Advisers Corporation and has co-managed the Fund since its inception.  Mr. Ashton is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since January 1999.  Ms. Carpenter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since May 2014.

3.	Under Value Fund and Small-Company Stock Fund within the section titled “PORTFOLIO MANAGERS” on page 37 of the Prospectus, the following paragraphs are added:

Prabha Carpenter, CFA

Ms. Carpenter is an Equity Portfolio Manager for RE Advisers. She and co-managers Mr. Morris, Mr. Teach and Mr. Ashton oversee the investment activities of the Value Fund and the Small-Company Stock Fund.  She has co-managed the Funds since May 2014.  Prior to becoming an Equity Portfolio Manager, Ms. Carpenter was a Senior Equity Analyst for RE Advisers from March 2002 to April 2014.  She received her BA in Business Economics from the University of Madras and her BS in Economics from American University.  She received her MBA with a distinction in Finance from American University.  Ms. Carpenter was a Senior Vice President and Portfolio Manager with GEICO Corporation entities from 1985 to 2002 prior to joining RE Advisers in 2002.

Effective no earlier than December 31, 2014, Peter Morris and Stuart Teach will retire as co-managers of the Funds.

Homestead Funds, Inc.

Supplement Dated May 9, 2014
to the Statement of Additional Information Dated May 1, 2014

This supplement updates certain information regarding the Value Fund and Small-Company Stock Fund (the “Funds”), each a series of Homestead Funds, Inc., contained in the above-referenced Statement of Additional Information (“SAI”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective May 5, 2014, Prabha Carpenter expanded her responsibilities within the portfolio management team by becoming a co-manager to the Funds.  Prior to that date, Prabha served as a Senior Equity Analyst with RE Advisers since March 2002.

Effective no earlier than December 31, 2014, Peter Morris and Stuart Teach will retire as co-managers of the Funds. Mark Ashton and Prabha Carpenter continue as the co-managers of each Fund.

As such, the following changes are made to the Statement of Additional Information:

1.	The section titled “PORTFOLIO MANAGERS, RE ADVISERS – Other Accounts Managed” on page 49 is updated to include the following:

Name of Portfolio Manager	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category

Prabha Carpenter	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	2	$3,999 million
	Other Accounts	1	$32 million

2.	Under “Other benefits” on page 50, the table is updated to include the following as of May 5, 2014:

Name of Portfolio Manager	Dollar Range Of Securities Owned In The Fund

Prabha Carpenter	Value Fund $100,001-$500,000

Small-Company Stock Fund $100,001-$500,000